Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total financial assets, book value	R$ 13,984,091	R$ 10,338,902
Total financial assets, fair value	14,084,625	10,438,723
Total financial liabilities, book value	20,715,722	19,404,557
Total financial liabilities, fair value	20,492,093	18,727,925
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	19,962,138	18,665,854
Total financial liabilities, fair value	19,738,509	17,989,222
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	753,584	738,703
Total financial liabilities, fair value	753,584	738,703
Sectorial Financial Liabilities [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	503,991	483,255
Total financial liabilities, fair value	503,991	483,255
ICMS Installment Payment [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	41,286	48,320
Total financial liabilities, fair value	37,777	43,419
Special Tax Regularization Program Pert [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	379,724	404,075
Total financial liabilities, fair value	322,711	340,025
PIS And Cofins To Be Refunded To Consumers [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	731,726	1,995,158
Total financial liabilities, fair value	731,726	1,995,158
Accounts Payable To Suppliers [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	2,285,573	2,215,470
Total financial liabilities, fair value	2,285,573	2,215,470
Loans And Financing [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	5,387,977	4,694,957
Total financial liabilities, fair value	5,138,930	4,171,789
Debentures [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	9,738,006	7,887,077
Total financial liabilities, fair value	9,699,171	7,688,396
Accounts Payable Related To Concession [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	893,855	937,542
Total financial liabilities, fair value	1,018,630	1,051,710
Fair Value In The Purchase And Sale Of Power [Member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial liabilities, book value	753,584	738,703
Total financial liabilities, fair value	753,584	738,703
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	9,290,044	5,728,351
Total financial assets, fair value	9,290,044	5,728,351
Financial assets at fair value through profit or loss, category [member] | Cash And Cash Equivalents Financial Asset [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	5,634,623	2,678,457
Total financial assets, fair value	5,634,623	2,678,457
Financial assets at fair value through profit or loss, category [member] | Bonds And Securities One [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	495,495	431,056
Total financial assets, fair value	495,495	431,056
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Related To The Distribution Concession [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	1,954,679	1,442,819
Total financial assets, fair value	1,954,679	1,442,819
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Related To The Generation Concession [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	71,835	68,642
Total financial assets, fair value	71,835	68,642
Financial assets at fair value through profit or loss, category [member] | Fair Value In The Purchase And Sale Of Power In The Active Market [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	1,101,684	1,081,758
Total financial assets, fair value	1,101,684	1,081,758
Financial assets at fair value through profit or loss, category [member] | Other Temporary Investments One [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	17,864	15,372
Total financial assets, fair value	17,864	15,372
Financial assets at fair value through profit or loss, category [member] | Other Temporary Investments Two [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	13,864	10,247
Total financial assets, fair value	13,864	10,247
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	4,690,125	4,600,256
Total financial assets, fair value	4,790,659	4,700,077
Financial assets at amortised cost, category [member] | Collaterals And Escrow Accounts [Member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	9	157
Total financial assets, fair value	9	157
Financial assets at amortised cost, category [member] | Trade Accounts Receivable Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	3,866,429	3,451,869
Total financial assets, fair value	3,866,429	3,451,869
Financial assets at amortised cost, category [member] | Sectorial Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	30,946	381,398
Total financial assets, fair value	30,946	381,398
Financial assets at amortised cost, category [member] | Accounts Receivable Related To The Concession Bonus From The Grant [Member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	792,741	766,832
Total financial assets, fair value	893,275	866,653
Fair Value Through Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	3,922	10,295
Total financial assets, fair value	3,922	10,295
Fair Value Through Other Comprehensive Income [Member] | Certified Emission Reductions [Member]
IfrsStatementLineItems [Line Items]
Total financial assets, book value	3,922	10,295
Total financial assets, fair value	R$ 3,922	R$ 10,295